Note and Warrant Purchase Agreement (Details) - USD ($)	Sep. 30, 2016	Jan. 19, 2016	Aug. 24, 2015	Oct. 17, 2014
Note and Warrant Purchase Agreement
Amount borrowed by Company against delivery of a promissory note (the "2014 Note")				$ 500,000
Issued warrants to purchase shares of common stock (in shares)				882,352
Annual interest rate that accrues on the Note				8.00%
Amended common stock purchase warrant to purchase shares of common stock			4,714,286
Exercise price for the purchase of common stock under the warrants issued in connection with the amended Note (per Share)		$ 0.051	$ 0.07
Issued investor a fully vested three year common stock purchase warrant to purchase shares of common stock (in shares)		471,429
Outstanding balance under the amended note payable	$ 400,000
Accrued interest on the amended note	1,140
Fair value of the warrants determined using Black-Scholes option price model	16,775
Note was reduced by an additional and related accrued interest payments	$ 150,000